Balance Sheet Amounts Associated With Medicare Part D (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Other current assets	$ 2,122	$ 1,670
Trade accounts payable and accrued expenses	(1,821)	(2,042)
Risk Corridor Settlements
Segment Reporting Information [Line Items]
Other current assets	45	37
Trade accounts payable and accrued expenses	(71)	(393)
Net current (liability) asset	(26)	(356)
CMS Subsidies/Discounts
Segment Reporting Information [Line Items]
Other current assets	743	635
Trade accounts payable and accrued expenses	(30)	(77)
Net current (liability) asset	$ 713	$ 558